Other assets-Other / Other liabilities - Schedule of Other assets-Other and Other liabilities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
Other Assets Other and Other Liabilities [Line Items]
Investments in equity securities for other than trading or operating purposes	[1]	¥ 175,015	¥ 192,819
Listed equity securities [Member]
Other Assets Other and Other Liabilities [Line Items]
Investments in equity securities for other than trading or operating purposes		45,712	63,132
Unlisted equity securities [Member]
Other Assets Other and Other Liabilities [Line Items]
Investments in equity securities for other than trading or operating purposes		¥ 129,303	¥ 129,687

[1]	Includes marketable and non-marketable equity securities held for other than trading or operating purposes. These investments were comprised of listed equity securities and unlisted equity securities of \63,132 million and \129,687 million respectively, as of March 31, 2018, and \45,712 million and \129,303 million respectively, as of March 31, 2019. These securities are carried at fair value, with changes in fair value recognized within Revenue-Other in the consolidated statements of income.